Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt
Schedule of long-term debt

	December 31,
	2012	2011
	(Thousands)
Demand notes	$—	$78,128
8.057% notes, due July 1, 2012	—	37,500
5.50% notes, due July 1, 2012	—	9,000
5.060% notes, due January 22, 2014	—	10,607
Total long-term debt	$—	$135,235